Note 8 - Goodwill and Intangible Assets (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years
Maximum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	12 years
Amortization of Intangible Assets	$ 9.1	$ 6.5